IMPAIRMENT CHARGES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
Impairment loss	$ 28	$ 446